Other operating expenses	12 Months Ended
Dec. 31, 2022
Other Operating Expenses [Abstract]
Other operating expenses	Other operating expenses

	2022	2021
Selling and marketing(1)	$12,895	$11,333
Other, net	3,766	1,426
Other operating expenses	$16,661	$12,759
(1)Primarily includes freight charges associated with the Mount Milligan Mine and the Langeloth processing facility.